Shareholders' Equity	12 Months Ended
Dec. 31, 2024
Shareholders’ Equity [Abstract]
Shareholders' equity

Note 27. Shareholders’ equity

Capital and premium on placement of shares

At December 31, 2024 and 2023, Almacenes Éxito’s authorized capital is represented by 1,590,000,000 common shares with a nominal value of $3.3333 Colombian pesos.

At December 31, 2024 and 2023 the number of subscribed shares is 1,344,720,453 and the number of treasury shares is 46,856,094.

The rights attached to the shares are speaking and voting rights per each share. No privileges have been granted on the shares, nor are the shares restricted in any way. Further, there are no option contracts on Almacenes Éxito’s shares.

The premium on the issue of shares represents the surplus paid over the par value of the shares. Pursuant to Colombian legal regulations, this balance may be distributed upon liquidation of the company or capitalized. Capitalization means the transfer of a portion of such premium to a capital account as the result of a distribution of dividends paid in shares of Almacenes Éxito.

Reserves

Reserves are appropriations made by Almacenes Éxito’s S.A. General Meeting of Shareholders on the results of prior periods. In addition to the legal reserve, there is an occasional reserve, a reserve for acquisition of treasury shares and a reserve for future dividend distribution.

-	Legal reserve: According to Article 452 of the Colombian Commercial Code and Article 51 of the Bylaws of Almacenes Éxito S.A., corporations shall establish a legal reserve equivalent to at least 50% of the subscribed capital. To achieve this, 10% of the net profits of each fiscal year must be allocated to the legal reserve until this minimum percentage is reached. Once the 50% threshold is reached, it will be up to the General Shareholders’ Meeting to decide whether to continue increasing the legal reserve. However, if the reserve decreases, it will be mandatory to allocate 10% of the net profits of each year until the reserve reaches the established limit again.
-	Occasional reserve: Occasional reserve established by the General Shareholders’ Meeting.
-	Reserve for share repurchase: Occasional reserve established by the General Shareholders’ Meeting for the purpose of repurchasing shares.
-	Reserve for future dividend payments: Occasional reserve created by the General Shareholders’ Meeting to ensure the distribution of future dividends to shareholders.

Other comprehensive income

The tax effect on the components of other comprehensive income is shown below:

	As at December 31,
	2024			2023
	Gross value	Tax effect	Net value	Gross value	Tax effect	Net value
Loss from financial instruments designated at fair value through other comprehensive income	(17,531)	-	(17,531)	(16,433)	-	(16,433)
Remeasurement loss on defined benefit plans	(3,483)	1,544	(1,939)	(5,052)	1,844	(3,208)
Translation exchange differences	(2,324,746)	-	(2,324,745)	(2,323,383)	-	(2,323,383)
Gain from cash-flow hedge	12,150	1,423	13,573	8,757	2,610	11,367
(Loss) on hedge of net investment in foreign operations	(18,977)	-	(18,977)	(18,977)	-	(18,977)
Total other comprehensive income	(2,352,587)	2,967	(2,349,619)	(2,355,088)	4,454	(2,350,634)
Other comprehensive income of non - controlling interests			(42,615)			(46,588)
Other comprehensive income of the parent			(2,307,004)			(2,304,046)